Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Schedule of accounts receivable, net

	2011	2010
	(Dollars in Millions)
Subscriber	$1,639	$1,302
Telco	512	362
Trade and other	402	413
Total	2,553	2,077
Less: Allowance for doubtful accounts	(79)	(76)
Accounts receivable, net	$2,474	$2,001